Risks and Concentration (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risks and Concentration (Details) [Line Items]
Percentage of revenue	10.00%	10.00%
Accounts Receivable [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk percentage	10.00%